Statement of Financial Position (Parenthetical) - € / shares	Dec. 31, 2015	Dec. 31, 2014
Common Stock, Par Value Per Share	€ 0.13	€ 0.13
Common Stock, Shares, Issued	25,753,989	25,246,948
Common Stock, Shares, Outstanding	25,383,461	24,865,420
Treasury Stock, Shares	370,528	370,528